Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of Composition of the Right of Use Assets - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Composition of the Right of Use Assets [Line Items]
Gross balance	$ 189,234	$ 215,411
Accumulated depreciation	(128,442)	(114,962)
Net balance	60,792	100,449	$ 133,795
Land and building
Schedule of Composition of the Right of Use Assets [Line Items]
Gross balance	189,234	215,411
Accumulated depreciation	(128,442)	(114,962)
Net balance	60,792	100,449	133,795
Others
Schedule of Composition of the Right of Use Assets [Line Items]
Gross balance	0	0
Accumulated depreciation	0	0
Net balance	$ 0	$ 0	$ 0